Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring and Related Activities [Abstract]
Restructuring	$ 0	$ 6,197	$ 45,390	$ 32,890